Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (73,616)	$ (32,173)
Other comprehensive income:
Change in unrealized gains on marketable debt securities	2,213	0
Total comprehensive loss	$ (71,403)	$ (32,173)